Columbia Variable Portfolio – Emerging Markets Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.7%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	5,091,000	1,914,242
Raizen Fuels Finance SA(a)
07/08/2032	6.250%	926,000	904,557
Total			2,818,799
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	4,800,000	504,618
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	2,128,000	1,477,039
Saudi Arabia 4.0%
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	2,409,454	2,222,014
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	3,371,000	3,539,779
02/23/2038	6.129%	1,500,000	1,604,730
08/23/2042	6.103%	1,455,000	1,530,664
KSA Ijarah Sukuk Ltd.(a)
09/09/2030	4.250%	3,070,000	3,060,123
09/09/2035	4.875%	3,972,000	3,999,354
Total			15,956,664
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	3,324,000	2,923,168
South Korea 0.9%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,536,000	1,500,353
SK Hynix Inc(a)
01/17/2026	6.250%	2,000,000	2,010,073
Total			3,510,426
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	701,533
HTA Group Ltd.(a)
06/04/2029	7.500%	1,759,000	1,830,119
Total			2,531,652
Turkey 0.8%
Sisecam UK PLC(a)
05/02/2032	8.625%	3,154,000	3,282,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Arab Emirates 1.4%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		2,600,000	2,290,802
09/30/2040	2.940%		3,800,581	3,231,725
Total				5,522,527
Total Corporate Bonds & Notes (Cost $42,520,879)				38,527,327

Foreign Government Obligations(c),(d) 81.9%

Angola 0.7%
Angolan Government International Bond(a)
04/14/2032	8.750%		846,000	805,892
05/08/2048	9.375%		2,536,000	2,174,805
Total				2,980,697
Argentina 2.0%
Argentine Republic Government International Bond(e)
07/09/2035	4.125%		14,260,955	7,449,982
07/09/2046	4.000%		687,273	359,430
Total				7,809,412
Azerbaijan 0.3%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		1,340,000	1,245,603
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%		2,635,000	2,558,781
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		3,867,000	3,704,724
Total				6,263,505
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	5,897,000	997,375
Brazilian Government International Bond
01/22/2032	6.125%		1,770,000	1,842,090
01/27/2045	5.000%		698,000	566,483
05/13/2054	7.125%		931,000	943,784
01/12/2056	7.250%		2,003,000	2,030,405
Total				6,380,137
Chile 3.1%
Corp Nacional del Cobre de Chile(a)
08/01/2047	4.500%		6,899,000	5,601,308
02/05/2049	4.375%		1,005,000	793,679
01/30/2050	3.700%		4,000,000	2,819,487

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		1,991,000	2,146,764
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		881,000	931,218
Total				12,292,456
Colombia 4.2%
Colombia Government International Bond
04/25/2035	8.500%		1,158,000	1,282,592
11/14/2035	8.000%		611,000	656,290
11/07/2036	7.750%		1,757,000	1,843,412
09/18/2037	7.375%		3,400,000	3,503,882
02/26/2044	5.625%		1,721,000	1,411,194
11/14/2053	8.750%		3,497,000	3,844,334
Colombian TES
07/09/2036	6.250%	COP	23,656,000,000	4,168,645
Total				16,710,349
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		754,000	824,588
Dominican Republic 2.7%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,035,000	4,105,756
01/30/2030	4.500%		3,659,000	3,581,598
09/23/2032	4.875%		1,487,000	1,424,946
01/27/2045	6.850%		271,000	281,505
06/05/2049	6.400%		1,550,000	1,531,942
Total				10,925,747
Ecuador 1.1%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%		2,200,000	1,950,679
07/31/2035	6.900%		1,100,000	821,329
07/31/2040	5.000%		2,485,221	1,640,841
Total				4,412,849
Egypt 1.6%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	2,208,000	2,484,733
02/21/2048	7.903%		1,491,000	1,236,032
02/16/2061	7.500%		3,207,000	2,512,110
Total				6,232,875
Ethiopia 0.5%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%		1,539,000	1,474,979
12/11/2024	0.000%		610,000	584,625
Total				2,059,604
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ghana 1.1%
Ghana Government International Bond(a),(e)
07/03/2035	5.000%	5,135,567	4,322,198
Guatemala 0.6%
Guatemala Government Bond(a)
08/06/2031	6.050%	879,000	914,517
10/07/2033	3.700%	909,000	809,604
06/01/2050	6.125%	489,000	473,361
Total			2,197,482
Hungary 2.5%
Hungary Government International Bond(a)
09/22/2031	2.125%	5,637,000	4,838,509
09/21/2051	3.125%	1,930,000	1,214,150
09/23/2055	6.750%	3,854,000	4,083,030
Total			10,135,689
India 1.3%
Export-Import Bank of India(a)
02/01/2028	3.875%	2,700,000	2,671,237
01/15/2030	3.250%	2,669,000	2,544,718
Total			5,215,955
Indonesia 4.0%
Indonesia Government International Bond
09/18/2029	3.400%	1,900,000	1,850,389
10/30/2049	3.700%	2,255,000	1,723,147
Pertamina Persero(a)
02/09/2026	1.400%	1,961,000	1,936,835
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	6,981,000	7,028,061
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%	3,987,000	3,429,354
Total			15,967,786
Ivory Coast 1.6%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,500,000	2,537,209
04/01/2036	8.075%	1,157,000	1,196,685
01/30/2037	8.250%	2,706,000	2,820,145
Total			6,554,039
Jordan 0.3%
Jordan Government International Bond(a)
10/10/2047	7.375%	1,361,000	1,303,101
Kazakhstan 2.4%
Development Bank of Kazakhstan(a)
04/15/2027	5.500%	1,898,000	1,921,990
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,997,000	2,051,734
04/19/2047	5.750%		5,924,000	5,522,081
Total				9,495,805
Lebanon 0.5%
Lebanon Government International Bond(a),(b)
04/12/2021	0.000%		2,097,000	469,178
11/04/2024	0.000%		1,790,000	400,203
Lebanon Government International Bond(a)
03/20/2028	7.000%		2,096,000	470,960
Lebanon Government International Bond
05/17/2034	8.250%		2,097,000	469,988
Total				1,810,329
Malaysia 1.0%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		3,920,000	4,144,571
Mexico 6.3%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,200,000	3,706,381
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	830,859
Mexico Government International Bond
01/15/2047	4.350%		2,300,000	1,779,052
02/10/2048	4.600%		4,730,000	3,747,826
05/07/2054	6.400%		4,493,000	4,396,719
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	252,140
01/28/2031	5.950%		5,982,000	5,794,218
01/23/2045	6.375%		1,657,000	1,342,855
02/12/2048	6.350%		4,191,000	3,329,475
Total				25,179,525
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	517,286
Morocco 1.0%
OCP SA(a)
03/01/2036	6.700%		1,158,000	1,239,244
06/23/2051	5.125%		3,071,000	2,557,667
Total				3,796,911
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.7%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,600,000	1,567,831
09/28/2033	7.375%	2,796,000	2,643,907
12/09/2034	10.375%	1,024,000	1,137,725
11/28/2047	7.625%	1,739,000	1,496,056
Total			6,845,519
Oman 1.7%
Oman Government International Bond(a)
01/17/2048	6.750%	4,233,000	4,649,810
OQ SAOC(a)
05/06/2028	5.125%	1,964,000	1,984,390
Total			6,634,200
Pakistan 0.7%
Pakistan Government International Bond(a)
12/05/2027	6.875%	1,400,000	1,396,457
04/08/2031	7.375%	1,395,000	1,367,146
Total			2,763,603
Panama 1.6%
Panama Government International Bond
03/01/2031	7.500%	1,494,000	1,645,232
09/29/2032	2.252%	2,800,000	2,273,704
01/19/2033	3.298%	2,978,000	2,563,725
Total			6,482,661
Paraguay 2.1%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,868,950
08/11/2044	6.100%	5,068,000	5,178,464
03/30/2050	5.400%	1,574,000	1,447,383
Total			8,494,797
Peru 2.5%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,155,373
11/18/2050	5.625%	5,677,000	5,597,909
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,900,000	1,403,652
Total			10,156,934
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,234,000	3,822,966

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,718,596
09/18/2034	5.125%	3,384,000	3,453,422
03/18/2054	5.500%	1,919,000	1,851,143
Total			7,023,161
Romania 5.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	13,892,000	13,545,648
03/27/2032	3.625%	3,786,000	3,365,717
02/10/2037	7.500%	1,636,000	1,758,390
06/15/2048	5.125%	3,278,000	2,639,043
Total			21,308,798
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	2,254,000	1,521,890
Saudi Arabia 4.0%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	952,947
Saudi Government International Bond(a)
10/22/2030	3.250%	1,900,000	1,810,861
07/18/2033	4.875%	1,830,000	1,854,562
01/13/2035	5.625%	5,587,000	5,955,806
02/02/2061	3.450%	4,500,000	2,939,115
SRC Sukuk Ltd.(a)
02/27/2028	5.000%	2,600,000	2,636,071
Total			16,149,362
South Africa 1.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,034,000	827,824
04/20/2052	7.300%	2,050,000	1,965,602
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	1,262,000	1,281,268
Total			4,074,694
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	419,659	401,146
Sri Lanka Government International Bond(a),(e)
01/15/2030	3.100%	429,898	402,461
03/15/2033	3.350%	843,238	721,860
06/15/2035	3.600%	569,380	414,779
05/15/2036	3.600%	395,163	348,744
02/15/2038	3.600%	790,658	702,367
Total			2,991,357
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey 7.3%
Turkey Government International Bond
04/14/2026	4.250%		3,300,000	3,297,247
02/17/2028	5.125%		8,000,000	7,977,550
03/14/2029	9.375%		1,600,000	1,783,441
04/26/2029	7.625%		1,885,000	1,999,140
05/11/2047	5.750%		500,000	396,461
Turkiye Government Bond
09/27/2034	27.700%	TRY	154,500,000	3,523,923
Turkiye Government International Bond
03/13/2030	5.250%		4,749,000	4,629,355
05/15/2034	7.625%		4,335,000	4,593,773
01/03/2035	6.500%		1,000,000	980,882
Total				29,181,772
Ukraine 1.3%
Ukraine Government International Bond(a),(e)
02/01/2034	4.500%		1,575,787	883,350
02/01/2035	4.500%		4,480,482	2,464,855
Ukraine Government International Bond(a)
08/01/2041	7.750%		2,200,000	1,749,813
Total				5,098,018
United Arab Emirates 4.5%
Abu Dhabi Developmental Holding Co. PJSC(a)
05/06/2035	5.000%		2,179,000	2,218,065
Abu Dhabi Future Energy Co Pjsc Masdar(a)
07/25/2034	5.250%		1,663,000	1,716,017
DP World Crescent Ltd.(a)
09/26/2028	4.848%		2,000,000	2,019,091
05/08/2035	5.500%		1,910,000	1,988,146
DP World Ltd.(a)
09/25/2048	5.625%		1,291,000	1,271,682
DP World PLC(a)
07/02/2037	6.850%		5,900,000	6,767,253
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%		1,808,000	1,926,215
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%		279,000	261,204
Total				18,167,673
Uruguay 0.9%
Oriental Republic of Uruguay
09/10/2060	5.250%		2,907,578	2,728,904
Uruguay Government International Bond
11/20/2045	4.125%		1,077,570	950,357
Total				3,679,261
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 0.7%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	12,559,928	2,022,174
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	4,300,000	878,899
Total			2,901,073
Zambia 0.4%
Zambia Government International Bond(a),(e)
06/30/2033	5.750%	1,574,988	1,505,263
Total Foreign Government Obligations (Cost $326,377,208)			327,581,501

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(f),(g)	18,931,406	18,925,727
Total Money Market Funds (Cost $18,925,466)		18,925,727
Total Investments in Securities (Cost $387,823,553)		385,034,555
Other Assets & Liabilities, Net		15,097,688
Net Assets		$400,132,243
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,772,331 EUR	11,478,970 USD	Citi	10/10/2025	—	(202)
20,742,607 MXN	1,110,327 USD	Morgan Stanley	10/10/2025	—	(21,292)
Total				—	(21,494)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $244,331,032, which represents 61.06% of total net assets.

(b)	Represents a security in default.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	26,479,954	79,475,055	(87,029,543)	261	18,925,727	(3,797)	934,667	18,931,406
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2025 (Unaudited)
Currency Legend (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7006_12_D01_(11/25)